SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Subtotal		$ 1,434,134
Subtotal		(459,438)
Intangible assets, net		974,696
Land Use Right [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal		1,016,215
Subtotal		(149,045)
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal		417,919
Subtotal		$ (310,393)